Goodwill and Intangible Assets (Tables)	12 Months Ended
Jan. 29, 2012
Carrying Amount of Goodwill by Reporting Unit

The carrying amount of goodwill by reporting unit as of January 29, 2012 and January 30, 2011 is as follows (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,867	$(815)	$1,052	$1,855	$(815)	$1,040
Facilities Maintenance	1,474	—	1,474	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities	285	(99)	186	296	(99)	197
Crown Bolt	215	—	215	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical	20	—	20	20	—	20
IPVF	82	(82)	—	82	(82)	—
CTI	67	(67)	—	67	(67)	—
Plumbing	—	—	—	111	(111)	—

Total goodwill	$4,318	$(1,167)	$3,151	$4,428	$(1,278)	$3,150

Total Non-Cash, Pre-Tax, Goodwill Impairment Charges

Total non-cash, pre-tax, goodwill impairment charges for fiscal 2009 were as follows (amounts in millions):

	Fiscal Year Ended January 31, 2010
	Beginning Goodwill	Impairment Charge	Remaining Goodwill
Waterworks	$1,174	$(134)	$1,040
Utilities	250	(54)	196
Repair & Remodel	125	(30)	95
Other	1,818	—	1,818

Total continuing operations*	$3,367	(219)	$3,149
IPVF	6	(6)	—

Total*	$3,373	$(224)	$3,149

*	Does not sum due to rounding

Changes in Goodwill

The following table presents the changes in goodwill for the fiscal years ended January 29, 2012, January 30, 2011, and January 31, 2010 (amounts in millions).

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Beginning Balance	$3,150	$3,149	$3,368
Acquisition	12	—	—
Realization of tax deductible goodwill from a prior acquisition	(11)	—	—
Impairment	—	—	(224)
Translation adjustment	—	1	5

Ending Balance	$3,151	$3,150	$3,149

Components of Intangible Assets

HD Supply’s intangible assets consisted of the following (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,532	$(983)	$549	$1,548	$(774)	$774
Strategic purchase agreement	166	(99)	67	166	(77)	89
Trade names	152	(34)	118	151	(26)	125
Other	1	—	1	17	(13)	4

Total	$1,851	$(1,116)	$735	$1,882	$(890)	$992